LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
Basic and Diluted Loss Per Share

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Numerator:
Net loss	(917,644)	(186,736)	(181,246)	(26,033)
Net loss (profit) attributable to noncontrolling interest and redeemable noncontrolling interest	144,914	(18,329)	(1,046)	(150)
Net loss attributable to ordinary shareholders	(772,730)	(205,065)	(182,292)	(26,183)
Plus increase in accretion of redeemable noncontrolling interests	(141,896)	—	—	—
Adjusted net loss attributable to ordinary shareholders	(914,626)	(205,065)	(182,292)	(26,183)

Denominator:
Weighted average number of shares outstanding—basic	672,836,226	674,732,130	668,833,756	668,833,756
Weighted average number of shares outstanding—diluted	672,836,226	674,732,130	668,833,756	668,833,756
Loss per share—Basic:
Net loss	(1.36)	(0.30)	(0.27)	(0.04)
	(1.36)	(0.30)	(0.27)	(0.04)
Loss per share—Diluted:
Net loss	(1.36)	(0.30)	(0.27)	(0.04)
	(1.36)	(0.30)	(0.27)	(0.04)